Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information
Entity Registrant Name	Cheval Resources Corporation
Entity Central Index Key	0001515800
Document Type	S-1/A
Document Period End Date	Dec. 31, 2017
Amendment Flag	true
Amendment Description	This amendment number 3 to the Form S-1 is being submitted because the Report Of Independent Registered Public Accounting Firm was erroneously approved before it had been converted to the new format that is required by the SEC.Amendment Number Three
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017